Average Annual Total Returns{- Fidelity Freedom Blend 2055 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-04 - Fidelity Freedom Blend 2055 Fund	Fidelity Freedom Blend 2055 Fund- Retail Return Before Taxes Past 1 year	Fidelity Freedom Blend 2055 Fund- Retail Return Before Taxes Since Inception		Fidelity Freedom Blend 2055 Fund- Retail After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2055 Fund- Retail After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2055 Fund- Retail After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2055 Fund- Retail After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F1682 Past 1 year	F1682 Since Inception
Total	17.87%	12.39%	[1]	16.47%	10.98%	[1]	11.31%	9.29%	[1]	18.40%	13.87%	[1]	16.54%	11.82%	[1]

[1]	(a)From August 31, 2018